Summary of Significant Accounting Policies Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Goodwill and Intangible Assets [Roll Forward]
Goodwill, beginning of period	$ 251,653	$ 251,653
Goodwill, Additions	0	0
Goodwill, end of period	251,653	251,653
Intangible assets. amortization	(2,217)	(1,447)
Goodwill and intangible assets, beginning of period	256,271	257,718
Goodwill and intangible assets, additions	2,022	0
Goodwill and intangible assets, end of period	256,076	256,271
Service Rights [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	1,246	1,775
Intangible assets, additions	0	0
Intangible assets. amortization	(960)	(529)
Intangible assets, end of period	286	1,246
Core Deposit [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	3,372	4,290
Intangible assets, additions	2,022	0
Intangible assets. amortization	(1,257)	(918)
Intangible assets, end of period	4,137	3,372
2012	1,314
2013	1,314
2014	1,014
2015	396
2016	$ 99